General information (Tables)	12 Months Ended
Dec. 31, 2020
General information
Schedule of information about subsidiaries

			Percentage of equity
	Place and date of	Registered	attributable to the		Principal
Entity name	incorporation	capital	Company		activities
			Direct	Indirect
Chindex International, Inc. (“Chindex”)*	Delaware, U.S. 17 June 2002	—	—	100%	Investment holding
Beijing United Family Health Center Co., Ltd.	PRC, 25 March 1996	US$2,980	—	100%	Healthcare services
Shanghai United Family Hospital, Co., Ltd.	PRC, 17 July 2002	US$4,120	—	100%	Healthcare services
Beijing United Family Hospital Management Co., Ltd.	PRC, 22 October 2002	RMB10,333	—	100%	Healthcare services
Beijing United Family Hospital Co., Ltd.	PRC, 28 July 2010	US$12,400	—	100%	Healthcare services
Tianjin United Family Hospital Co., Ltd.	PRC, 16 December 2010	US$6,000	—	100%	Healthcare services
Beijing United Family Rehabilitation Hospital Co., Ltd.	PRC, 14 February 2012	US$12,000	—	100%	Healthcare services
Qingdao United Family Hospital Co., Ltd.	PRC, 24 December 2013	US$9,600	—	100%	Healthcare services
Guangzhou United Family Hospital Co., Ltd.	PRC, 27 September 2016	US$40,000	—	100%	Healthcare services
Beijing United Family Jingbei Women and Children Hospital Co., Ltd.	PRC, 28 March 2018	US$16,000	—	100%	Healthcare services
Shanghai Xincheng United Family Hospital Co., Ltd.	PRC, 14 November 2016	US$33,000	—	70%	Healthcare services